Related Party Balances and Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 26, 2010 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D") Transaction 1	Feb. 26, 2010 Guangdong Digital Media Technology Research & Development Institute Co., Ltd ("Guangdong R&D") Transaction 2	Aug. 31, 2010 Guangdong SuperTV	Dec. 31, 2010 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud")	Dec. 31, 2010 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") Yuewu Yuntian
Related Party Transaction [Line Items]
Equity interest acquired				90.00%	10.00%
Cash paid to acquire equity interest				$ 396	$ 44
Percentage in equity interest sold						100.00%
Total consideration received on sale of equity interest						4,585
Income from equity method investments sold		(129)	32			32
Purchase of certain media information system from related party	290
Due to related party for purchase of certain media information system	233
Cash contribution to form joint venture							$ 6,818	$ 759
Equity interest percentage							90.00%	10.00%
Date legally established							Jan. 19, 2011